E3 Investments in associated companies (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Investments in associated companies

	2025	2024

Opening balance	1,179	1,150

Additions	516	–

Share of earnings/loss	54	–246

Distribution of capital stock	–13	–16

Contributions to associates	219	49

Taxes	–35	–102

Reclassifications	71	415

Dividends	–76	–111

Divested business	–313	–

Sale / repurchase of own shares	–6	–

Long-term variable compensation plan	4	–

Translation differences	–93	40
Closing balance	1,507	1,179